Submission	Mar. 17, 2025
Submission [Line Items]
Central Index Key	0001794669
Registrant Name	Shift4 Payments, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES